Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Payroll	$ 109,451	$ 130,463	$ 253,212
Interest payable	147,370	46,639	21,132
Other	81,362	78,029	73,823
Total	$ 338,183	$ 255,131	$ 348,167